Expense Example, No Redemption - FidelityFocusedStockFund-AMCIZPRO - FidelityFocusedStockFund-AMCIZPRO - Fidelity Focused Stock Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Focused Stock Fund - Class C
Expense Example, No Redemption:
1 Year	$ 153
3 Years	474
5 Years	818
10 Years	1,588
Fidelity Advisor Focused Stock Fund - Class M
Expense Example, No Redemption:
1 Year	448
3 Years	657
5 Years	883
10 Years	1,532
Fidelity Advisor Focused Stock Fund - Class A
Expense Example, No Redemption:
1 Year	647
3 Years	801
5 Years	968
10 Years	1,452
Fidelity Advisor Focused Stock Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Focused Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	39
3 Years	122
5 Years	213
10 Years	$ 480